Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Cultivar ETF
Shareholder Report [Line Items]
Fund Name	Cultivar ETF
Class Name	Cultivar ETF
Trading Symbol	CVAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cultivarfunds.com/funds. You can also request this information by contacting us at (833) 930-2229.
Additional Information Phone Number	(833) 930-2229
Additional Information Website	cultivarfunds.com/funds
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of August 1, 2024 to July 31, 2025 the Cultivar ETF (the "Fund") returned 2.04%, underperforming its benchmark, the Russell 3000® Index, which returned 15.68% during the same period. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors affected the Fund’s performance?

The Fund’s active assessment of individual security valuations and concerns about macro risks, caused underweights to the technology sector, which was a significant driver of the benchmark index performance. This assessment also led to an overweight in traditionally less volatile areas, such as cash and U.S. Treasuries, basic materials, consumer staples and healthcare.

Positioning

The Fund held an overweight in the basic materials sector with a focus on gold and silver miners, with opportunistic entry points and trimming upon recovery. The Fund has also built additional weight in the healthcare sector, as softness in this sector brought several companies into the desired valuation range. With mega-cap technology stocks appearing overvalued and with the index being driven higher by such valuations, the Fund exercised a measure of risk control by continuing to maintain its underweight in the technology sector relative to the benchmark.

Performance

The Fund posted a positive absolute return for the year, while maintaining broad diversification with a focus toward risk control measures. The focus on diversification was beneficial to performance relative to the benchmark during the volatile period in early 2025 when there was an initial shift in U.S. foreign trade policy rhetoric. Industrials helped performance with positive results from some of our largest weights in this sector. Additionally, positive impacts came from holdings in the materials sector, primarily through precious metals mining companies. Healthcare was a positive contributor to Fund performance while the broad sector was down for the year.

Top Contributors – Industrials, Materials, Healthcare

Top Detractors – Underweight Technology, Energy, Financials

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
Cultivar ETF	2.04%	4.30%
Russell 3000® Index	15.68%	10.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit cultivarfunds.com/funds for more recent performance information.
Net Assets	$ 33,216,990
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 277,500
Investment Company, Portfolio Turnover	57.33%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Net Assets	$33,216,990
Number of Holdings	86
Total Advisory Fee	$277,500
Portfolio Turnover Rate	57.33%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
US Treasury 5/15/2052 2.875%	4.71%
US Treasury 8/5/2025 0.034%	4.09%
MarketAxess Holdings, Inc.	4.04%
Newmont Goldcorp Corp.	3.84%
Proto Labs, Inc.	2.78%
Southwest Airlines Co.	2.40%
Alexandria Real Estate Equities, Inc.	2.32%
US Treasury 5/15/2054 4.625%	2.22%
Healthcare Services Group, Inc.	2.18%
Northwest Natural Holding Co.	1.92%